TRANSACTIONS WITH AFFILIATES AND AFFILIATED ENTITIES (Tables)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Transactions With Affiliates And Affiliated Entities Tables
Schedule of affiliate transactions

Due to affiliate is comprised of the following amounts:

	December 31,
	2013	2012
Management fees	$1,495	$3,392
Incentive compensation	16,847	—
Expense reimbursements and other	827	—
Purchase price payable	—	1,744

Total	$19,169	$5,136

Affiliate expenses and fees were comprised of:

	Year Ended December 31,
	2013	2012
Management fees	$15,343	$3,353
Incentive compensation	16,847	—
Expense reimbursements(A)	500	—

Total	$32,690	$3,353

(A)	Included in General and Administrative Expenses in the Consolidated Statements of Income.

Due to Newcastle is comprised of the following amounts due to Newcastle as of December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Management fees payable to Newcastle	$3,392	$39
Reimbursable expenses payable to Newcastle	1,744	119

	$5,136	$158